Mineral Leaseholds, Net - Summary of Mineral Leaseholds (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule Of Leases [Line Items]
Mineral leaseholds	$ 1,462	$ 1,502	$ 1,502	$ 42
Less accumulated depletion	(85)	(63)	(63)	(4)
Net	$ 1,377	$ 1,439	$ 1,439	$ 38